INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 2,687
Cost at end of year	2,846	$ 2,687
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(645)	(579)
Amortization	(51)	(108)
Foreign currency translation	(33)	42
Cost at end of year	$ (729)	$ (645)